Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
The Plan includes investments in common stock, mutual funds, collective investment trusts, and bonds, which are generally exposed to various risks, such as significant global events, interest rate fluctuations, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant account balances and the amounts reported in the financial statements. Included in investments at December 31, 2025, and 2024 are shares of the Plan Sponsor's common stock amounting to approximately $217 million and $266 million, respectively. This investment represents 6.1% and 7.7% of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the Plan Sponsor's stock would significantly affect the net assets available for benefits.